Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits		$ 8,679	$ 8,489
Deposits			100,000
Property and equipment		1,935	93,973
Intangible assets			6,393,364
Canada [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits		8,679	8,489
Deposits
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits			100,000
Property and equipment		1,935	93,973
Intangible assets			$ 6,393,364